EQUIPMENT AND SOFTWARE, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Seamless Group Inc [Member]
Depreciation	$ 286,666	$ 318,356	$ 607,138	$ 701,262	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.